Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Components of Other Intangible Assets, Net

The components of other intangible assets, net as of December 31 were as follows (in millions of dollars):

	Range of Useful Lives (years)	2013
		Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets
Brand names	Indefinite	$2,210	$—	$2,210
Dealer networks	20	388	89	299
Fiat contributed intellectual property rights	10	320	147	173
Other intellectual property rights	3 - 12	263	65	198
Patented and unpatented technology	4 - 10	208	145	63
Software	3 - 5	445	152	293
Other	1 - 16	261	122	139

Total		$4,095	$720	$3,375

	Range of Useful Lives (years)	2012
		Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets
Brand names	Indefinite	$2,210	$—	$2,210
Dealer networks	20	392	70	322
Fiat contributed intellectual property rights	10	320	114	206
Other intellectual property rights	3 - 12	263	37	226
Patented and unpatented technology	4 - 10	208	120	88
Software	4 - 5	339	100	239
Other	1 - 16	169	100	69

Total		$3,901	$541	$3,360

Summarizes Amount of Intangible Asset Amortization Expense

The following summarizes the amount of intangible asset amortization expense included in the respective financial statement captions of the accompanying Consolidated Statements of Income (in millions of dollars):

		Years Ended December 31,
	Financial Statement Caption	2013	2012	2011
Favorable operating lease contracts	Revenues, Net	$—	$1	$18
Patented and unpatented technology, intellectual property, software and other	Cost of Sales	158	159	164
Dealer networks and other	Selling, Administrative and Other Expenses	23	23	43

Total		$181	$183	$225

Estimated Future Amortization Expense for Next Five Years

Based on the gross carrying amount of other intangible assets as of December 31, 2013, the estimated future amortization expense for the next five years was as follows (in millions of dollars):

2014	$182
2015	193
2016	155
2017	191
2018	85